    As filed with the Securities and Exchange Commission on August 4, 2000

                                                     Registration Nos. 33-36528;
                                                                        811-6161


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
                                                                          ---
    Pre-Effective Amendment No. ___                                       [ ]
                                                                          ---
    Post-Effective Amendment No. 50                                       [X]
                                                                          ---

REGISTRATION STATEMENT UNDER THE INVESTMENT
        COMPANY ACT OF 1940                                               [X]
                                                                          ---

    Amendment No.  53                                                     [X]
                                                                          ---

                       PIMCO FUNDS: MULTI-MANAGER SERIES
              (Exact Name of Registrant as Specified in Charter)

               840 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                (800) 427-4648
             (Registrant's telephone number, including area code)


Name and address
of agent for service:        Copies to:
---------------------        ----------

Stephen J. Treadway          Newton B. Schott, Jr.,    Joseph B. Kittredge, Esq.
c/o PIMCO Funds              Esq.                      Ropes & Gray
Distributors LLC             c/o PIMCO Funds           One International Place
2187 Atlantic Street         Distributors LLC          Boston, Massachusetts
Stamford, Connecticut        2187 Atlantic Street      02110
 06902                       Stamford, Connecticut
                             06902


It is proposed that this filing will become effective (check appropriate box):

 [ ]  Immediately upon filing pursuant to paragraph (b)
 ---

 [X]  On August 7, 2000 pursuant to paragraph (b)
 ---

 [ ]  60 days after filing pursuant to paragraph (a)(1)
 ---

 [ ]  On [DATE], pursuant to paragraph (a)(1)
 ---

 [ ]  75 days after filing pursuant to paragraph (a)(2)
 ---

 [ ]  On [date] pursuant to paragraph (a)(2) of rule 485
 ---

If appropriate, check the following box:

 [ ]  This post-effective amendment designates a new effective date for a
 ---   previously filed post-effective amendment.

This Post-Effective Amendment relates only to PIMCO Growth & Income Fund (formerly known as PIMCO Mid-Cap Equity Fund), a series of the Registrant. No information relating to any other series of the Registrant is amended or superseded hereby.

                      PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated August 4, 2000
                                     to the
          Prospectus for Institutional and Administrative Class Shares
                              Dated April 3, 2000

               Disclosure Relating to PIMCO Growth & Income Fund
                      (formerly PIMCO Mid-Cap Equity Fund)

      Effective August 1, 2000, PIMCO Mid-Cap Equity Fund (the "Fund") changed its name to "PIMCO Growth & Income Fund." In connection with this change, the Fund Summary for the Fund on pages 17 and 18 of the Prospectus is amended to read in its entirety as set forth on the next two pages. In addition, the information for PIMCO Mid-Cap Equity Fund in the table on page 3 of the Prospectus is amended to read as follows:

                                                                                            Approximate
     Sub-                                                                                   Number of
     Adviser   Fund     Investment Objective                    Main Investments            Holdings
    ---------------------------------------------------------------------------------------------------
     PIMCO     Growth   Seeks long-term growth of capital;      Securities of companies        40-60
     Equity    & Income current income is a secondary objective with market capitalizations
     Advisors                                                   of at least $1 billion

            PIMCO Growth & Income Fund

--------------------------------------------------------------------------------
Principal Investments
and
Strategies
              Investment Objective
                                  Fund Focus            Approximate
              Seeks long-term     Medium and large      Capitalization Range
              growth of           capitalization        More than $1 billion
              capital; current    stocks
              income is a
              secondary
              objective
              Fund Category       Approximate Number    Dividend Frequency
              Blend Stocks        of Holdings           At least annually
                                  40-60
            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and REITs.
              When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.
              When selecting stocks for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest in preferred stocks, corporate bonds, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating
            Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.
              The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk         . Liquidity Risk    . High Yield Risk
              . Issuer Risk         . Foreign           . Credit Risk
              . Growth Securities     Investment Risk   . Management Risk
                Risk                . Currency Risk
              . Value Securities    . Focused
                Risk                  Investment Risk
              . Smaller Company     . Interest Rate
                Risk                  Risk

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares. During the periods shown, Administrative Class shares were outstanding only from 8/21/97 (the inception date of Administrative Class shares) to 5/27/99 (the date on which all remaining Administrative Class shares were redeemed). For periods prior to 8/21/97 and after 5/27/99, performance information shown in the Average Annual Total Returns table for that class is based on the performance of the Fund's Institutional Class shares. The prior and subsequent Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Administrative Class shares. The performance information on the next page reflects the Fund's advisory fee level in effect prior to August 1, 2000 (0.63% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-
                                                            6/30/00       12.09%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          40.12%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -11.53%

    [GRAPH]

'95       31.72%
'96       17.31%
'97       16.22%
'98       29.89%
'99       51.81%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/28/94)(/3/)
            --------------------------------------------------------------------
         Institutional Class                      51.81% 28.77%  28.72%
            --------------------------------------------------------------------
         Administrative Class                     51.32% 28.48%  28.41%
            --------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)               14.73% 23.05%  23.05%
            --------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(/2/)  22.29% 25.53%  25.53%
            --------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.
                It does not take into account sales charges. The Lipper Large-Cap Core Fund Average replaced the Lipper Mid-Cap Fund Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment). For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution                 Total Annual
                         Advisory and/or Service Other         Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(/1/) Expenses
            ------------------------------------------------------------------
         Institutional   0.60%    None           0.25%         0.85%
            ------------------------------------------------------------------
         Administrative  0.60     0.25%          0.25          1.10
            ------------------------------------------------------------------
            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples below are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5        Year 10
            ------------------------------------------------------------------
         Institutional   $ 87     $271           $471          $1,049
            ------------------------------------------------------------------
         Administrative   112      350            606           1,340
            ------------------------------------------------------------------

                    Changes to "Summary of Principal Risks"

       The section of the Prospectus captioned "Summary of Principal Risks" is amended as follows:

    1. The subsection of the Prospectus captioned "Summary of Principal Risks --Interest Rate Risk" is amended to state in its entirety as follows:

      "Interest Rate Risk

        To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

        As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations' (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration."

    2. A new subsection captioned "High Yield Risk" is added to "Summary of Principal Risks."

      "High Yield Risk

        Funds that invest in high yield securities and unrated securities of similar quality (commonly known as "junk bonds') may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income Fund is particularly susceptible to this risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities."

    3. The subsection captioned "Smaller Company Risk" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to this risk because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

     Changes to "Characteristics and Risks of Securities and Investment
                                 Techniques"

      The section of the Prospectus captioned "Characteristics and Risks of Securities and Investment Techniques" is amended as follows:

    1. The subsection captioned "Fixed Income Securities and Defensive Strategies" is amended by adding the following disclosure:

      "The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and Real Estate Investment Trusts, or "REITs.' The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions."

    2. A subsection captioned "Corporate Debt Securities" is added. It reads in its entirety as follows:

      "Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations."

    3. The subsection captioned "Convertible Securities" is revised to read in its entirety as follows:

      "Each Fund may invest in convertible securities. The Growth & Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective."

    4. A subsection captioned "High Yield Securities" is added. It reads in its entirety as follows:

      "Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield' or "junk' bonds. The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities."

    5. The subsection captioned "Changes in Investment Objectives and Policies" is revised by adding the following disclosure:

      The investment objective of the Growth & Income Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval.

    6. The subsection captioned "Companies with Smaller Market
    Capitalizations" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to the risks discussed in this section because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

    Change in Portfolio Management Arrangements

      Effective August 1, 2000, the portfolio managers of the Fund will be Kenneth W. Corba and Peter C. Thoms of PIMCO Equity Advisors. Information about Mr. Corba, the Fund's current co-portfolio manager, and PIMCO Equity Advisors is set forth in the Prospectus under the caption "Management of the Funds -- Sub-Advisers." Mr. Thoms is a Research Analyst with PIMCO Equity Advisors. Prior to joining PIMCO Equity Advisors in May 1999, he was an investment analyst at Federated Investors from July 1998 to May 1999.

    Financial Highlights

    The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of the Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information may reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. Except as provided in the next sentence, this information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Trust's annual report to shareholders. The information for the period ended December 31, 1999 is included in the Trust's semi-annual report to shareholders and is unaudited. The annual report and semi-annual report are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.


                               Net Asset                Net Realized/     Total    Dividends  Dividends in  Distributions
             Year or             Value        Net         Unrealized   Income from  from Net  Excess of Net   from Net
              Period           Beginning  Investment    Gain (Loss) on Investment  Investment  Investment     Realized
              Ended            of Period Income (Loss)   Investments   Operations    Income      Income     Capital Gains
    ------------------------------------------------------------------------------------------------------------------
     Growth & Income Fund (i)
      Institutional Class
       12/31/99+                $15.84      $(0.05)(a)      $4.50(a)      $4.45      $(0.11)      $0.00        $(8.60)
       06/30/99                  13.53       (0.03)(a)       2.99(a)       2.96        0.00        0.00         (0.65)
       06/30/98                  14.04       (0.03)(a)       3.61(a)       3.58        0.00        0.00         (4.09)
       06/30/97                  14.66       (0.06)(a)       1.31(a)       1.25        0.00        0.00         (1.87)
       11/01/95-06/30/96         12.92        0.49           1.62          2.11        0.00        0.00         (0.37)
       12/28/94-10/31/95         10.00        0.02           2.92          2.94       (0.02)       0.00          0.00
      Administrative Class
       07/01/98-05/27/99(b)      13.50       (0.05)(a)       1.71(a)       1.66        0.00        0.00         (0.65)
       08/21/97-06/30/98         15.27       (0.05)(a)       2.37(a)       2.32        0.00        0.00         (4.09)

    -------
    *   Annualized
    +   Unaudited
    (i) Formerly PIMCO Mid-Cap Equity Fund. The information provided for the Growth & Income Fund reflects the results of operations under the Fund's former Sub-Adviser through June 30, 1999; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.
    (a) Per share amounts based on average number of shares outstanding during the period.
    (b) All Administrative Class shares of the Mid-Cap Equity Fund were redeemed on May 27, 1999.

                                           Fund                                                         Ratio of Net
Distributions                          Reimbursement                                       Ratio of      Investment
in Excess of   Tax Basis               Fee Added to  Net Asset               Net Assets   Expenses to   Income (Loss)
Net Realized   Return of     Total       Paid-In-    Value End                 End of     Average Net    to Average
Capital Gains   Capital  Distributions    Capital    of Period Total Return Period (000s)   Assets       Net Assets
    -----------------------------------------------------------------------------------------------------------------
    $0.00        $0.00      $(8.71)        $0.00      $11.58      33.22%      $  5,455       1.10%(c)*      (0.66)%*
     0.00         0.00       (0.65)         0.00       15.84      23.18          7,399       0.89           (0.22)
     0.00         0.00       (4.09)         0.00       13.53      30.40          8,488       0.89           (0.25)
     0.00         0.00       (1.87)         0.00       14.04       9.61          7,591       1.15           (0.43)
     0.00         0.00       (0.37)         0.00       14.66      16.72          8,378       0.88*          (0.32)*
     0.00         0.00       (0.02)         0.00       12.92      29.34          8,357       0.88*           0.24*
     0.00         0.00       (0.65)         0.00       14.51      13.12              0       1.14*          (0.45)*
     0.00         0.00       (4.09)         0.00       13.50      19.65          2,371       1.13*          (0.49)*
Distributions
in Excess of
Net Realized     Portfolio
Capital Gains  Turnover Rate
    -----------------------------------------------------------------------------------------------------------------
    $0.00           123%
     0.00           273
     0.00           268
     0.00           202
     0.00            97
     0.00           132
     0.00           273
     0.00           268

    -------
     (c) Ratio of expenses to average net assets excluding interest expense is 0.88%.

                      PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated August 7, 2000
                                     to the
                     Prospectus for Class A, B and C Shares
                              Dated April 3, 2000

               Disclosure Relating to PIMCO Growth & Income Fund
                      (formerly PIMCO Mid-Cap Equity Fund)

      Effective August 7, 2000, PIMCO Funds: Multi-Manager Series intends to offer Class A, B, and C shares of PIMCO Growth & Income Fund (formerly known as "PIMCO Mid-Cap Equity Fund"). In connection with this, the following Fund Summary is added to the Prospectus.

            PIMCO Growth & Income Fund

--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks long-term      Medium and large       Capitalization Range
and           growth of            capitalization         More than $1 billion
Strategies    capital; current     stocks
              income is a
              secondary
              objective

              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least annually
                                   40-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and REITs.

             When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

             When selecting stocks for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest in preferred stocks, corporate bonds, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Liquidity Risk     . High Yield Risk
              . Issuer Risk          . Foreign            . Credit Risk
              . Growth Securities      Investment Risk    . Management Risk
                Risk                 . Currency Risk
              . Value Securities     . Focused Investment Risk
                Risk                 . Interest Rate Risk
              . Smaller Company
                Risk

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class A, B or C shares during the periods shown. Although Institutional Class and Class A, B and C shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Institutional Class performance would be higher than Class A, B or C performance because of the lower expenses and no sales charges paid by Institutional Class shares. The Average Annual Total
            Returns table also shows estimated historical performance for Class A, B and C shares based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual sales charges (loads), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The performance information on the next page reflects the Fund's advisory fee level in effect prior to August 1, 2000 (0.63% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-
                                                            6/30/00       12.09%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          40.12%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -11.53%

    [GRAPH]

'95       31.72%
'96       17.31%
'97       16.22%
'98       29.89%
'99       51.81%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/28/94)(/3/)
            --------------------------------------------------------------------
         Institutional Class                      51.81% 28.77%  28.72%
            --------------------------------------------------------------------
         Class A                                  42.90% 26.82%  26.77%
            --------------------------------------------------------------------
         Class B                                  45.99% 27.17%  27.20%
            --------------------------------------------------------------------
         Class C                                  49.30% 27.32%  27.27%
            --------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)               14.73% 23.05%  23.05%
            --------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(/2/)  22.29% 25.53%  25.53%
            --------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Fund Average replaced the Lipper Mid-Cap Fund Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment). For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class A, B or C shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)

                  Maximum Sales Charge (Load) Imposed              Maximum Contingent Deferred Sales Charge (Load)
                  on Purchases (as a percentage of offering price) (as a percentage of original purchase price)
            ------------------------------------------------------------------------------------------------------
         Class A  5.50%                                            1%(/1/)
            ------------------------------------------------------------------------------------------------------
         Class B  None                                             5%(/2/)
            ------------------------------------------------------------------------------------------------------
         Class C  None                                             1%(/3/)
            ------------------------------------------------------------------------------------------------------

            (1) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
            (2) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under "Investment Options--Class A, B and C Shares--Contingent Deferred Sales Charges (CDSCs)--Class B Shares."
            (3) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                               Distribution                    Total Annual
                      Advisory and/or Service    Other         Fund Operating
         Share Class  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses
            -----------------------------------------------------------------
         Class A      0.60%    0.25%             0.50%         1.35%
            -----------------------------------------------------------------
         Class B      0.60     1.00              0.50          2.10
            -----------------------------------------------------------------
         Class C      0.60     1.00              0.50          2.10
            -----------------------------------------------------------------

            (1) Due to the 12b-1 distribution fee imposed on Class B and Class
                C shares, a Class B or Class C shareholders may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
            (2) Other Expenses reflects a 0.50% Administrative Fee paid by the class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.
            Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                                                                           Example: Assuming you do not
                      Example: Assuming you redeem your shares at the end of each period        redeem your shares
         Share Class  Year 1           Year 3           Year 5           Year 10           Year 1 Year 3 Year 5 Year 10
            -----------------------------------------------------------------------------------------------------------
         Class A                  $680             $954           $1,249            $2,085   $680   $954 $1,249  $2,085
            -----------------------------------------------------------------------------------------------------------
         Class B                   713              958            1,329             2,144    213    658  1,129   2,144
            -----------------------------------------------------------------------------------------------------------
         Class C                   313              658            1,129             2,431    213    658  1,129   2,431
            -----------------------------------------------------------------------------------------------------------

        Changes to "Management of the Funds"; "Investment Options--
       Class A, B and C Shares"; "How Fund Shares are Priced"; "How
          to Buy and Sell Shares"; "Fund Distributions"; and "Tax
                               Consequences"

        Disclosure for PIMCO Growth & Income Fund for the sections of the Prospectus listed above is incorporated by reference from the corresponding sections of the Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in these sections and the sections captioned "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques" are deemed to refer to PIMCO Growth & Income Fund.

        PIMCO Advisors serves as Investment Adviser and Administrator for the Fund. The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.60% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.50% of the average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares, subject to a reduction of 0.05% per year on average daily net assets attributable in the aggregate to the Fund's Class A, B and C shares in excess of $2.5 billion.

        Kenneth W. Corba of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) has served as the portfolio manager of the Fund since July 1999. Information about PIMCO Advisors, Mr. Corba and PIMCO Equity Advisors is set forth in the Prospectus under "Management of the Funds." Peter C. Thomas of PIMCO Equity Advisors serves as a co-portfolio manager of the Fund. Mr. Thomas is a Research Analyst with PIMCO Equity Advisors. Prior to joining PIMCO Equity Advisors in May 1999, he was an investment analyst at Federated Investors from July 1998 to May 1999.

        The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

                    Changes to "Summary of Principal Risks"

       The section of the Prospectus captioned "Summary of Principal Risks" is amended as follows:

    1. The subsection of the Prospectus captioned "Summary of Principal Risks --Interest Rate Risk" is amended to state in its entirety as follows:

      "Interest Rate Risk

        To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

        As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations' (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration."

    2. A new subsection captioned "High Yield Risk" is added to "Summary of Principal Risks."

      "High Yield Risk

        Funds that invest in high yield securities and unrated securities of similar quality (commonly known as "junk bonds') may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income Fund is particularly susceptible to this risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities."

    3. The subsections captioned "Growth Securities Risk" and "Value Securities Risk" are revised to indicate that PIMCO Growth & Income Fund is particularly susceptible to these risks.

    4. The subsection captioned "Smaller Company Risk" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to this risk because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

 Changes to "Characteristics and Risks of Securities and Investment Techniques"

      The section of the Prospectus captioned "Characteristics and Risks of Securities and Investment Techniques" is amended as follows:

    1. The subsection captioned "Fixed Income Securities and Defensive Strategies" is amended by adding the following disclosure:

      "The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and Real Estate Investment Trusts, or "REITs.' The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions."

    2. The subsection captioned "Foreign Securities" is amended to indicate that PIMCO Growth & Income Fund may invest up to 15% of its assets in foreign securities, and may invest in ADRs, EDRs and GDRs.

    3. The subsection captioned "Foreign Currencies" is amended to indicate that PIMCO Growth & Income Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates.

    4. The subsection captioned "Derivatives" is amended to indicate that PIMCO Growth & Income Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. PIMCO Growth & Income Fund may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.

    5. The subsection captioned "Companies with Smaller Market
    Capitalizations" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to the risks discussed in this section because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

    6. A subsection captioned "Corporate Debt Securities" is added. It reads in its entirety as follows:

      "Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations."

    7. The subsection captioned "Convertible Securities" is revised to read in its entirety as follows:

      "Each Fund may invest in convertible securities. The Growth & Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective."

    8. A subsection captioned "High Yield Securities" is added. It reads in its entirety as follows:

      "Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield' or "junk' bonds. The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities."

    9. The subsection captioned "Changes in Investment Objectives and Policies" is revised by adding the following disclosure:

      The investment objective of the Growth & Income Fund may be changed by the Board of Trustees without shareholder approval.

    Financial Highlights

      The Fund did not offer Class A, B or C shares during the periods indicated, and therefore Financial Highlights for the Fund are not included.

                      PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated August 7, 2000
                                     to the
                         Prospectus for Class D Shares
                               Dated June 1, 2000

               Disclosure Relating to PIMCO Growth & Income Fund
                      (formerly PIMCO Mid-Cap Equity Fund)

      Effective August 7, 2000, PIMCO Funds: Multi-Manager Series intends to offer Class A, B and C shares of PIMCO Growth & Income Fund (formerly known as "PIMCO Mid-Cap Equity Fund"). In connection with this, the following Fund Summary is added to the Prospectus.

            PIMCO Growth & Income Fund

--------------------------------------------------------------------------------
Principal     Investment Objective Fund Focus             Approximate
Investments   Seeks long-term      Medium and large       Capitalization Range
and           growth of            capitalization         More than $1 billion
Strategies    capital; current     stocks
              income is a
              secondary
              objective

              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least annually

                                   40-60
            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in securities of companies with market capitalizations of at least $1 billion at the time of investment. The Fund may invest up to 75% of its assets in securities selected for their growth potential. The Fund will normally invest at least 25% of its assets in securities selected for their income potential, including dividend-paying common stocks, preferred stocks, corporate bonds, convertible securities and REITs.

             When selecting securities for the Fund's "growth" segment, the portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund's portfolio managers may choose to sell a stock in the "growth" segment when they believe that its earnings will be disappointing or that market sentiment on the company will turn negative. The portfolio managers will also consider selling a stock if the company does not meet the managers' estimates on revenues and/or earnings, or if an alternative investment is deemed to be more attractive.

             When selecting stocks for the Fund's "income" segment, the portfolio managers seek to identify companies with strong operating fundamentals that offer potential for capital appreciation and that also have a dividend yield in excess of the yield on the S&P 500 Index. The portfolio managers may replace an "income" security when another security with a similar risk-to-reward profile offers either better potential for capital appreciation or a higher yield than the Fund's current holding. To achieve its income objective, the Fund may also invest in preferred stocks, corporate bonds, convertible securities and REITs. The Fund may invest up to 10% of its assets in corporate bonds, which will typically consist of investment grade securities of varying maturities but may also include high yield securities ("junk bonds") rated at least B by Standard & Poor's Rating Services or Moody's Investors Service, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

             The Fund may invest up to 15% of its assets in foreign
            securities, except that it may invest without limit in American Depository Receipts. In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Liquidity Risk     . High Yield Risk
              . Issuer Risk          . Foreign            . Credit Risk
              . Growth Securities      Investment Risk    . Management Risk
                Risk                 . Currency Risk
              . Value Securities     . Focused Investment Risk
                Risk                 . Interest Rate Risk
              . Smaller Company
                Risk

Performance The following shows summary performance information for the Fund Information in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.

            The performance information on the next page reflects the Fund's advisory fee level in effect prior to August 1, 2000 (0.63% per annum). Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on August 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

            Calendar Year Total Returns -- Institutional Class

                                                            More Recent Return
                                                            Information
                                                            --------------------
                                                            1/1/00-
                                                            6/30/00       12.09%

                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (4th Qtr.
                                                            '99)          40.12%
                                                            --------------------
                                                            Lowest (3rd Qtr.
                                                            '98)         -11.53%

    [GRAPH]

'95       31.72%
'96       17.31%
'97       16.22%
'98       29.89%
'99       51.81%


                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/28/94)(/3/)
            --------------------------------------------------------------------
         Institutional Class                      51.81% 28.77%  28.72%
            --------------------------------------------------------------------
         Class D                                  51.22% 28.27%  28.21%
            --------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)               14.73% 23.05%  23.05%
            --------------------------------------------------------------------
         Lipper Large-Cap Core Fund Average(/2/)  22.29% 25.53%  25.53%
            --------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. It does not take into account sales charges. The Lipper Large-Cap Core Fund Average replaced the Lipper Mid-Cap Fund Average (a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment). For periods ended December 31, 1999, the 1 Year, 5 Years and Fund Inception average annual total returns of the Lipper Mid-Cap Fund Average were 39.38%, 23.07% and 23.07%, respectively.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60       0.25%               0.50%           1.35%
            --------------------------------------------------------------------
            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the
                requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25%
                authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as
                "service fees" for purposes of applicable rules of the
                National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
                equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
              Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5%
              return each year, the reinvestment of all dividends and
              distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
              Examples show what your costs would be based on these
              assumptions.
                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $137       $428                $739            $1,624
            --------------------------------------------------------------------

Changes to "Management of the Funds"; "How Fund Shares are Priced"; "How to Buy and Sell Shares"; "Fund Distributions"; and "Tax Consequences"

      Disclosure for PIMCO Growth & Income Fund for the sections of the Prospectus listed above is incorporated by reference from the corresponding sections of the Prospectus. Except as expressly set forth herein or therein or as the context otherwise requires, references to a "Fund" or the "Funds" in these sections and the sections captioned "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques" are deemed to refer to PIMCO Growth & Income Fund.

      PIMCO Advisors serves as Investment Adviser and Administrator for the Fund. The Fund pays monthly advisory fees to PIMCO Advisors at the annual rate of 0.60% of the average daily net assets of the Fund. The Fund pays PIMCO Advisors monthly administrative fees at the annual rate of 0.75% of the average daily net assets attributable in the aggregate to the Fund's Class D shares. As described in the Prospectus under "Management of the Funds--12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the 0.75% Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The "Annual Fund Operating Expenses" table on the prior page shows the 0.75% Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" and "Other Expenses."

      Kenneth W. Corba of PIMCO Equity Advisors (which serves as Sub-Adviser to the Fund) has served as the portfolio manager of the Fund since July 1999. Information about PIMCO Advisors, Mr. Corba and PIMCO Equity Advisors is set forth in the Prospectus under "Management of the Funds." Peter C. Thoms of PIMCO Equity Advisors serves as co-portfolio manager of the Fund. Mr. Thoms is a Research Analyst with PIMCO Equity Advisors. Prior to joining PIMCO Equity Advisors in May 1999, he was an investment analyst at Federated Investors from July 1998 to May 1999.

      The Fund intends to declare and distribute income dividends to shareholders of record at least annually.

                    Changes to "Summary of Principal Risks"

       The section of the Prospectus captioned "Summary of Principal Risks" is amended as follows:

    1. The subsection of the Prospectus captioned "Summary of Principal Risks -- Interest Rate Risk" is amended to state in its entirety as follows:

      "Interest Rate Risk

        To the extent that Funds purchase fixed income securities for investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. The Growth & Income Fund is particularly sensitive to this risk because it may invest in interest rate sensitive securities such as corporate bonds.

        As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease. Securities with longer "durations' (defined below) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration."

    2. A new subsection captioned "High Yield Risk" is added to "Summary of Principal Risks."

      "High Yield Risk

        Funds that invest in high yield securities and unrated securities of similar quality (commonly known as "junk bonds') may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. The Growth & Income Fund is particularly susceptible to this risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities."

    3. The subsections captioned "Growth Securities Risk" and "Value Securities Risk" are revised to indicate that PIMCO Growth &
    Income Fund is particularly susceptible to these risks.

    4. The subsection captioned "Smaller Company Risk" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to this risk because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

     Changes to "Characteristics and Risks of Securities and Investment
                                 Techniques"

      The section of the Prospectus captioned "Characteristics and Risks of Securities and Investment Techniques" is amended as follows:

    1. The subsection captioned "Fixed Income Securities and Defensive Strategies" is amended by adding the following disclosure:

      "The Growth & Income Fund will invest primarily in common stocks, but may also invest significant portions of its assets in preferred stocks, fixed income securities, convertible securities and Real Estate Investment Trusts, or "REITs.' The Growth & Income Fund may temporarily hold up to 100% of its assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions."

    2. The subsection captioned "Foreign Securities" is amended to indicate that PIMCO Growth & Income Fund may invest up to 15% of its assets in foreign securities, and may invest in ADRs, EDRs and GDRs.

    3. The subsection captioned "Foreign Currencies" is amended to indicate that PIMCO Growth & Income Fund may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates.

    4. The subsection captioned "Derivatives" is amended to indicate that PIMCO Growth & Income Fund may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. PIMCO Growth & Income Fund may also purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies.

    5. The subsection captioned "Companies with Smaller Market Capitalizations" is revised to indicate that PIMCO Growth & Income Fund has significant exposure to the risks discussed in this section because it may invest significantly in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

    6. A subsection captioned "Corporate Debt Securities" is added. It reads in its entirety as follows:

      "Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to factors such as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer durations tend to be more sensitive to interest rate movements than those with shorter durations."

    7. The subsection captioned "Convertible Securities" is revised to read in its entirety as follows:

      "Each Fund may invest in convertible securities. The Growth & Income Fund may place particular emphasis on convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective."

    8. A subsection captioned "High Yield Securities" is added. It reads in its entirety as follows:

      "Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield' or "junk' bonds. The Funds, particularly the Growth & Income Fund, may invest in these securities. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities."

    9. The subsection captioned "Changes in Investment Objectives and Policies" is revised by adding the following disclosure:

      The investment objective of the Growth & Income Fund may be changed by the Board of Trustees without shareholder approval.

    Financial Highlights

      The Fund did not offer Class D shares during the periods indicated, and therefore Financial Highlights for the Fund are not included.

                      PIMCO FUNDS:  MULTI MANAGER SERIES

                        Supplement dated August 4, 2000
                  to the Statement of Additional Information
               dated November 1, 2000 (as revised June 1, 2000)

THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF PIMCO FUNDS:
MULTI MANAGER SERIES PERTAINS SOLELY TO PIMCO MID-CAP EQUITY FUND, A SERIES OF THE TRUST. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE TRUST IS AMENDED OR SUPERSEDED HEREBY.

1. Effective August 1, 2000, PIMCO Mid-Cap Equity Fund changed its name to "PIMCO Growth & Income Fund."

2. The Section of the SAI captioned "Other Information -- Certain Ownership of Trust Shares" is amended by adding the following table.

     The table below sets forth information concerning the persons who owned of record or beneficially more than 5% of the noted class of shares of the Mid-Cap Equity Fund on July 23, 2000.

                                                       PERCENTAGE OF
                                                       OUTSTANDING SHARES
                                SHARES OWNED           OF CLASS OWNER
                                ------------           --------------
Growth & Income Fund

IFTC Custodian IRA A/C          148,223.759                40.20%  *
John W. Barnum
C/O McGuire Woods
901 E. Cary St.
Richmond, VA 23219-4057

PIMCO Advisors L.P.             193,566.201                52.50%  *
800 Newport Center Drive
Newport Beach, CA 92660


___________________________
* Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to "control" the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

**   Shares are believed to be held only as nominee.

3. The section of the SAI captioned "Other Information -- Calculation of Total Return" is amended by adding the following disclosure:

     The table below sets forth the average annual total return of certain classes of shares of the Growth & Income Fund for periods ended December 31, 1999. For periods prior to the "Inception Date" of a particular class of the Fund's shares, total return presentations for the class are based on the historical performance of Institutional Class shares of the Fund (the oldest class) adjusted, as necessary, to reflect any current sales charges (including any contingent deferred sales charges) associated with the newer class and any different operating expenses associated with the newer class, such as 12b-1 distribution and servicing fees (which are not paid by the Institutional Class) and administrative fee charges.

       AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1999*


                                                    SINCE
                                                  INCEPTION OF    INCEPTION      INCEPTION
                                                     FUND          DATE OF        DATE OF
  FUND          CLASS**       1 YEAR    5 YEARS   (ANNUALIZED)      FUND           CLASS
-----------------------------------------------------------------------------------------
  Growth     Institutional    51.81%    28.77%       28.72%        12/28/94     12/28/94
  &          Administrative   51.32%    28.48%       28.41%                      5/31/95
  Income
-----------------------------------------------------------------------------------------

* Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares (if any) was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.

** Administrative Class total return presentations for periods prior to the Inception Date of the class reflect the prior performance of Institutional Class shares of the Fund (the oldest class) adjusted to reflect the higher Fund operating expenses applicable to Administrative Class shares. These include 12b-1 distribution and servicing fees, which are not paid by the Institutional Class and are paid by the Administrative Class (at a maximum rate of .25% per annum).

4. The section of the SAI captioned "Other Information -- Financial Statements" is amended by adding the following paragraph:

Unaudited financial statements for the Growth & Income Fund ONLY, as of December 31, 1999, for the period then ended, including notes thereto, are incorporated by reference from the Trust's December 31, 1999 Semi-Annual Report for Institutional and Administrative Class shares. The Trust's December 31, 1999 Semi-Annual Reports, including the Semi-Annual Report for Institutional and Administrative Class shares, were filed electronically with the SEC on March 7, 2000 (Accession No. 0001017062-00-000663). No information from the Semi-Annual Reports is incorporated by reference herein with respect to any other series of the Trust.

PART C.  OTHER INFORMATION


Item 23.  Exhibits.

          The letter of each exhibit relates to the exhibit designation in Form N-1A:

          (a) Form of Second Amendment and Restated Agreement and Declaration of Trust (2)

          (b)  (1)  Form of First Amended and Restated Bylaws (4)

               (2)  Amendment to First Amended and Restated Bylaws (15)

          (c) (1) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Second Amended and Restated Agreement and Declaration of Trust (2)

               (2) Article 9 (Issuance of Shares Certificates) and Article 11 (Shareholders' Voting Powers and Meetings) of the First Amended and Restated Bylaws (4)

          (d)  (1) (i)    Form of Amended and Restated Investment Advisory
                          Agreement (4)

                   (ii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (iii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund
                          (10)

                   (iv) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio, and PIMCO Funds Asset Allocation Series -30/70 Portfolio (9)

                   (v) Form of Addendum to Amended and Restated Investment Advisory Agreement to add PIMCO Mega-Cap Fund (13)

                   (vi) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Global Innovation, NFJ Value, NFJ Equity Income, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (vii) Form of Addendum to Amended and Restated Investment Advisory Agreement to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

               (2) (i) Form of Portfolio Management Agreement, as amended, with NFJ Investment Group dated May 5, 2000, to be filed by amendment.


                   (ii) Form of Portfolio Management Agreement, as amended, with Cadence Capital Management dated May 5, 2000, to be filed by amendment.

                   (iii) Form of Portfolio Management Agreement with Parametric Portfolio Associates dated May 5, 2000, to be filed by amendment.

                         (iv) Form of Portfolio Management Agreement with Blairlogie Capital Management, dated May 5, 2000, to be filed by amendment.

                         (v) Form of Portfolio Management Agreement with the Sub-Adviser to the PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

              (e)  (1)  Amended Distribution Contract (4)

                   (2) Form of Amended and Restated Distribution Contract (to add Class D shares) (7)

                   (3)  Form of Addendum to Distribution Contract to add
                        PIMCO International Growth Fund and PIMCO Tax-Efficient Structured Emerging Markets Fund (6)

                   (4)  Form of Addendum to Distribution Contract to add
                        PIMCO Value 25 Fund, PIMCO Hard Assets Fund, and PIMCO Tax-Efficient Equity Fund (10)

                   (5)  Form of Addendum to Distribution Contract to add
                        PIMCO Funds Asset Allocation Series - 90/10 Portfolio, PIMCO Funds Asset Allocation Series - 60/40 Portfolio and PIMCO Funds Asset Allocation Series - 30/70 Portfolio (9)

                   (6) Form of Supplement to Distribution Contract to add PIMCO Mega-Cap Fund (13)

                   (7) Form of Supplement to Distribution Contract to add the PIMCO Global Innovation, NFJ Equity Income, NFJ Value, Cadence Capital Appreciation and Cadence Mid-Cap Growth Funds, to be filed by amendment.

                   (8) Form of Supplement to Distribution Contract to add the PIMCO Healthcare Innovation, PIMCO Internet Innovation, PIMCO Small-Cap Technology, PIMCO Telecom Innovation, PIMCO Electronics Innovation, PIMCO/Allianz New Asia, PIMCO/Allianz Europe Growth, PIMCO/Allianz Select World and PIMCO/Allianz Emerging Markets Funds, to be filed by amendment.

              (f)       Not Applicable

              (g)  (1)  Form of Custody and Investment Accounting Agreement with
                        Investors Fiduciary Trust Company (13)

              (h)  (1)  Form of Amended Administration Agreement between the
                        Trust and PIMCO Advisors L.P. (4)

                   (2) Form of Amended and Restated Administration Agreement (to include Class D shares ) between the Trust and PIMCO Advisors L.P. (7)


                   (3) Form of Amendment No. 1 to Amended and Restated Administration Agreement between the Trust and PIMCO Advisors L.P. (14)


                   (4) Form of Administration Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company (4)

                   (5) Form of Amendment to Administration Agreement (to include Class D shares) between PIMCO Advisors L.P. and Pacific Investment Management Company (11)

                   (6)  Form of Agency Agreement and Addenda (1)

                   (7)  Form of Addendum to Agency Agreement (4)

                   (8)  Form of Assignment of Agency Agreement (4)

                   (9)  Form of Addendum to Agency Agreement (6)

                  (10) (i) Form of Transfer Agency and Services Agreement with
                            National Financial Data Services, to be filed by amendment.

                        (i) Form of Transfer Agency and Services Agreement with
                            First Data Investor Services Group, Inc., filed herewith.

                   (11) Form of Service Plan for Institutional Services Shares
                        (6)

                   (12) Form of Administrative Services Plan for Administrative
                        Class Shares (4)

              (i)       Opinion and Consent of Counsel (6)

              (j)  (1)  Consents of PricewaterhouseCoopers LLP. (16),
                        (17) and filed herewith

                        (i)  Letter dated October 26, 1999 from
                             PricewaterhouseCooopers LLP to the Securities and Exchange Commission. (14)


                   (2)  Consent and Opinion of Coopers & Lybrand LLP (6)

              (k)       Not Applicable

              (l)       Initial Capital Agreement (6)

              (m)  (1)  Form of Distribution and Servicing Plan (Class A) (4)

                   (2)  Form of Distribution and Servicing Plan (Class B) (4)

                   (3)  Form of Distribution and Servicing Plan (Class C) (4)

                   (4) Form of Distribution Plan for Administrative Class Shares (4)

                   (5) Form of Distribution Plan for Class D Shares included as part of the Form of Amended and Restated Administration Agreement included in Exhibit 9(b)

              (n)  (a)  Financial Data Schedules for the period ended
                        6/30/98 (11)

                   (b)  Financial Data Schedules for the period ended
                        12/31/98 (12)

              (o)       Form of Amended and Restated Multi-Class Plan (7)

              (p)  (1)  Powers of Attorney and Certificate of Secretary (1)

                   (2) Power of Attorney for E. Philip Cannon, Donald P. Carter, Gary A. Childress, William D. Cvengros, John P. Hardaway, Joel Segall, W. Bryant Stooks, Gerald M. Thorne, Richard L. Nelson, Lyman W. Porter and Alan Richards (5)

                   (3)  Power of Attorney for Kenneth M. Poovey (16)


--------------------
1 Included in Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A (File No. 33-36528), as filed on July 1, 1996.

2 Included in Definitive Proxy Statement of the Trust (File No. 811-06161), as filed on November 7, 1996.

3 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A of PIMCO Advisors Funds (File No. 2-87203), as filed on November 30, 1995.

4 Included in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on January 13, 1997.

5 Included in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 10, 1997.

6 Included in Post-Effective Amendment No.28 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 31, 1997.

7 Included in Post-Effective Amendment No. 30 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 13, 1998.

8 Included in Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on April 21, 1998.

9 Included in Post-Effective Amendment No. 33 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on June 30, 1998.

10. Included in Post-Effective Amendment No. 34 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on July 2, 1998.

11. Included in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 30, 1998.

12. Included in Post-Effective Amendment No. 38 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 1999.

13. Included in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on May 25, 1999.

14. Included in Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on October 29, 1999.

15. Included in Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on December 14, 1999.

16. Included in Post-Effective Amendment No. 46 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 27, 2000.

17. Included in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File 33-36528), as filed on March 31, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Not applicable.

Item 25.  Indemnification


     Reference is made to Article VIII, Section 1, of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Second Amended and Restated Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor and Portfolio Managers.

     Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.


                              PIMCO Advisors L.P.

Name                 Position with Advisor         Other Affiliations

Joachim Faber, Dr.   Chief Executive Officer       Member of the Board
                                                   of Allianz AG

Udo Frank            Managing Director;            Managing Director and Chief
                     Chief Investment Officer      Investment Officer of Allianz
                     of U.S. Equity Division       Asset Advisory and Management
                                                   GmbH

Robert M. Fitzgerald Executive Vice President      Chief Financial Officer and
                     and Chief                     Treasurer, PIMCO Funds
                     Financial Officer             Distributors LLC, Cadence
                                                   Capital Management, Inc., NFJ
                                                   Investment Group, NFJ
                                                   Management, Inc., Parametric
                                                   Portfolio Associates,
                                                   Parametric Management, Inc.,
                                                   Pacific Investment
                                                   Management Company LLC and
                                                   StocksPLUS Management, Inc.;
                                                   Chief Financial Officer,
                                                   Cadence Capital Management;
                                                   Executive Vice President
                                                   and Chief Financial Officer,
                                                   Value Advisors LLC; and Chief
                                                   Financial Officer PIMCO
                                                   Funds Advertising Agency.

Kenneth M. Poovey    Managing Director; Chief      Chief Executive Officer,
                     Executive Officer of U.S.     Value Advisors LLC,
                     Equity Division of PIMCO      Oppenheimer Capital; Trustee
                     Advisors                      of the Trust.


Stephen J. Treadway  Managing Director             Chairman, President, and
                                                   Chief Executive Officer,
                                                   PIMCO Funds Advertising
                                                   Agency, Inc., PIMCO Funds
                                                   Distributors LLC, and
                                                   Trustee, President and Chief
                                                   Executive Officer of the
                                                   Trust.

James G. Ward          Executive Vice President,   Executive Vice President,
                       Human Resources             Human Resources,
                                                   Value Advisors LLC.

Andrew Bocko           Director of                 None.
                       Information Technology

Vinh T. Nguyen         Controller                  Vice President and
                                                   Controller, Cadence Capital
                                                   Management, Inc., NFJ
                                                   Management, Inc., Parametric
                                                   Management, Inc., StocksPLUS
                                                   Management, Inc., PIMCO Funds
                                                   Advertising Agency, Inc.,
                                                   PIMCO Funds Distributors LLC,
                                                   and Value Advisors LLC;
                                                   Controller, Pacific
                                                   Investment Management
                                                   Company LLC.

Stewart A. Smith       Secretary                   Secretary, NFJ Investment
                                                   Group, Parametric Portfolio
                                                   Associates; Assistant
                                                   Secretary, Cadence Capital
                                                   Management.


                          Cadence Capital Management
                        Exchange Place, 53 State Street
                         Boston, Massachusetts  02109

Name                   Position with Portfolio     Other Affiliations
                       Manager

William B. Bannick     Managing Director and       Director and Managing
                       Executive Vice President    Director, Cadence Capital
                                                   Management, Inc.

David B. Breed         Managing Director and       Director, Managing Director
                                                   and Chief Executive Officer,
                                                   Cadence Capital Management,
                                                   Inc.

Katherine A. Burdon    Managing Director           None.

Bart J. O'Connor       Managing Director           None.

Michael J. Skillman    Managing Director           None.

Wayne A. Wicker        Managing Director           None.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Assistant Treasurer

Barbara M. Green       Treasurer                   None.

Mary Ellen Melendez    Secretary                   None.

Stewart A. Smith       Assistant Secretary         See PIMCO Advisors L.P.


                             NFJ Investment Group
                         2121 San Jacinto, Suite 1440
                             Dallas, Texas  75201

Name                   Position with Portfolio     Other Affiliations
                       Manager

Benno J. Fischer       Managing Director           Director, Managing
                                                   Director, and Co-Chairman,
                                                   NFJ Management, Inc.

Robert M. Fitzgerald   Chief Financial Officer     See PIMCO Advisors L.P.
                       and Treasurer

John L. Johnson        Managing Director           Director, and Co-Chairman
                                                   Managing Director, NFJ
                                                   Management, Inc.

Jack C. Najork         Managing Director           Director, Managing
                                                   Director, Co-Chairman, NFJ
                                                   Management, Inc.

Stewart A. Smith       Secretary                   See PIMCO Advisors L.P.

Vinh T. Nguyen         Vice President and          See PIMCO Advisors L.P.
                       Controller

                        Parametric Portfolio Associates
                    7310 Columbia Center, 701 Fifth Avenue,
                        Seattle, Washington 98104-7090

Name                   Position with Portfolio Manager      Other Affiliations

William E. Cornelius   Managing Director                    Director, Managing
                                                            Chief Executive
                                                            Officer Parametric
                                                            Management, Inc.

David M. Stein         Managing Director                    Director and
                                                            Managing Director,
                                                            Parametric
                                                            Management, Inc.

Brian Langstraat       Managing Director                    None.

Robert M. Fitzgerald   Chief Financial Officer and          See PIMCO Advisors
                       Treasurer                            L.P.

Stewart A. Smith       Secretary                            See PIMCO Advisors
                                                            L.P.

Vinh T. Nguyen         Vice President and Controller        See PIMCO Advisors
                                                            L.P.

                    Blairlogie Capital Management, Limited
                         4th Floor, 125 Princes Street
                          Edinburgh EH2 4AD, Scotland

Name                   Position with Portfolio              Other Affiliations
                       Manager

Gavin R. Dobson        Chief Executive Officer              Director and Chief
                       and Managing Director                Executive Officer,
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

James G. S. Smith      Chief Investment Officer             Director and Chief
                       and Managing Director                Investment Officer
                                                            Blairlogie Holdings
                                                            Limited (U.K.).

Item 27.   Principal Underwriters.


    (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
           Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.


    (b)

                          Positions and               Positions
Name and Principal        Offices with                and Offices
Business Address*         Underwriter                 with Registrant

Erik M. Aarts             Vice President              None

James D. Bosch            Regional Vice President     None

Deborah P. Brennan        Vice President,             None
                          Compliance Officer

Timothy R. Clark          Executive Vice President    None

Lesley Cotton             Vice President              None

Kelly Crean               Regional Vice President     None

Paul DeNicolo             Regional Vice President     None

Jonathan P. Fessel        Regional Vice President     None

Robert M. Fitzgerald      Chief Financial Officer     None
                          and Treasurer

Michael J. Gallagher      Regional Vice President     None

Joseph Gengo              Regional Vice President     None

Ronald H. Gray            Regional Vice President     None

Dan Hally                 Regional Vice President     None

Ned Hammond               Regional Vice President     None

Charles Hano              Regional Vice President     None

Derek B. Hayes            Vice President              None

Christopher Horan         Regional Vice President     None

Kristina Hooper           Vice President              None

John B. Hussey            Regional Vice President     None

Brian Jacobs              Senior Vice President       None

Stephen R. Jobe           Senior Vice President       None

William E. Lynch          Senior Vice President       None

Stephen Maginn            Executive Vice President    None

Wayne Meyer               Regional Vice President     None

Andrew J. Meyers          Executive Vice President    None

George Murphy             Regional Vice President     None

Kerry A. Murphy           Vice President              None

Fiora N. Moyer            Regional Vice President     None

Philip J. Neugebauer      Senior Vice President       None

Vinh T. Nguyen            Vice President, Controller  None

Joffrey H. Pearlman       Regional Vice President     None

Glynne P. Pisapia         Regional Vice President     None

Francis C. Poli           Vice President,             None
                          Compliance Officer

J. Scott Rose             Regional Vice President     None

Anne Marie Russo          Vice President              None

Keith Schlingheyde        Regional Vice President     None

Newton B. Schott, Jr.     Executive Vice President,   Vice President and
                          Chief Administrative        Secretary
                          Officer, Chief Legal
                          Officer and Secretary

Elizabeth Ellsworth       Vice President              None

Eugene M. Smith Jr.       Vice President              None

Robert M. Smith           Regional Vice President     None

Zinovia Spezakis          Vice President              None

William H. Thomas, Jr.    Senior Vice President       None

Stephen J. Treadway       Chairman, President and     None
                          Chief Executive Officer

Paul H. Troyer            Senior Vice President       None

Theresa Vlachos           Vice President              None

Richard M. Weil           Assistant Secretary         None

Glen A. Zimmerman         Vice President              None

-----------------------
    Principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902 or 800 Newport Center Drive, Newport Beach, CA 92660.

    (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28.   Location of Accounts and Records.

    The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 21 West 10th Street, Kansas City, Missouri 64105, National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, Missouri 64105, and/or PFPC Inc., PO Box 9688, Providence,
Rhode Island 02940.

Item 29.   Management Services.

           Not Applicable.

Item 30.   Undertakings.

           Not Applicable.

                                     NOTICE
                                     ------

     A copy of the Agreement and Declaration of Trust of PIMCO Funds: Multi-Manager Series (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment 50 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Stamford, and the State of Connecticut on the 4th day of August, 2000.

                            PIMCO FUNDS: MULTI-MANAGER SERIES

                            By: /s/ Stephen J. Treadway
                            ______________________________
                                   Stephen J. Treadway,
                                   President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 50 has been signed below by the following persons in the capacities and on the dates indicated.

Name                          Capacity                    Date
-----                         --------                    ----

/s/ Stephen J. Treadway       Trustee and President       August 4, 2000
----------------------------
Stephen J. Treadway


             *                Treasurer and Principal
----------------------------  Financial and Accounting
John P. Hardaway              Officer


             *                Trustee
----------------------------
Donald P. Carter

             *                Trustee
----------------------------
E. Philip Cannon

             *                Trustee
----------------------------
Gary A. Childress

             *                Trustee
----------------------------
Richard L. Nelson

             *                Trustee
----------------------------
Kenneth M. Poovey

             *                Trustee
----------------------------
Lyman W. Porter

             *                Trustee
----------------------------
Alan Richards

             *                Trustee
----------------------------
W. Bryant Stooks

             *                Trustee
----------------------------
Gerald M. Thorne
                              * By: /s/ Stephen J. Treadway
                                    --------------------------
                                    Stephen J. Treadway,
                                    Attorney-In-Fact

                               Date: August 4, 2000

                                 EXHIBIT INDEX


EXHIBIT NO:                     EXHIBIT NAME

(j)(1)          Consent of PricewaterhouseCoopers LLP.